Parent-only Financial Information (Details) - Condensed Statements of Financial Condition - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Investment securities	$ 105,565	$ 103,794		$ 91,422
Other assets	9,264	11,582		11,587
Total assets	1,009,864	1,038,213		967,991
Liabilities And Shareholders’ Equity
Subordinated debentures	18,557	18,557		18,557
Shareholders’ equity	106,635	104,801	$ 98,643	95,960	$ 87,110
Total liabilities and shareholders’ equity	$ 1,009,864	1,038,213		967,991
Parent Company [Member]
Assets:
Cash		490		77
Investment securities		557		557
Investment in subsidiary		120,306		111,597
Other assets		2,451		2,325
Total assets		123,804		114,556
Liabilities And Shareholders’ Equity
Other liabilities		446		39
Subordinated debentures		18,557		18,557
Shareholders’ equity		104,801		95,960
Total liabilities and shareholders’ equity		$ 123,804		$ 114,556